Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 01, 2014	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Jan. 28, 2012	Aug. 03, 2013
Other Comprehensive (Loss) Income
Balance at the beginning of the period	$ 1		$ 6	$ 6	$ 7	$ 4
Foreign currency translation adjustment and other	(3)	(2)	(2)	(6)	(1)
Balance at the end of the period	$ (2)	$ (2)	$ 4		$ 6	$ 4